Consolidated Balance Sheets (Parentheticals) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Current [Member] USD ($)	Mar. 31, 2012 Current [Member] JPY (¥)	Mar. 31, 2011 Current [Member] JPY (¥)	Mar. 31, 2012 Noncurrent [Member] USD ($)	Mar. 31, 2012 Noncurrent [Member] JPY (¥)	Mar. 31, 2011 Noncurrent [Member] JPY (¥)
Accounts receivable, allowance for doubtful accounts (in Yen and Dollars)	$ 1,310	¥ 107,919	¥ 44,002
Other assets, allowance for doubtful accounts (in Yen and Dollars)				130	10,732	720	1,048	86,388	81,448
OTHER ASSETS, loan loss valuation allowance (in Yen and Dollars)			¥ 16,701
Common stock, shares authorized	377,600	377,600	377,600
Common stock, shares issued	206,478	206,478	206,478
Common stock, shares outstanding	206,478	206,478	206,478
Treasury stock, shares	3,794	3,794	3,794